FINANCIAL INSTRUMENTS - Schedule of Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Cash equivalents, Cost	$ 314	$ 408
Restricted cash equivalents, Cost	42	411
Total cash and restricted cash equivalents, Cost	356	819
Long-term debt including debt due within one year, Cost	(7,171)	(7,859)
Long term debt including debt due within one year, Gain	14	70
Long term debt including debt due within one year, Loss	(57)	(206)
Long term debt including debt due within one year, Fair Value	(7,214)	(7,995)
Derivatives relating to:
Cost	0	0
Gain	145	122
Loss	(214)	(82)
Fair Value	(69)	40
Net investment hedge
Derivatives relating to:
Cost	0	0
Gain	137	96
Loss	0	0
Fair Value	137	96
Foreign Currency
Derivatives relating to:
Cost	0	0
Gain	8	26
Loss	(8)	(23)
Fair Value	0	3
Interest rate swap agreements
Derivatives relating to:
Cost	0	0
Gain	0	0
Loss	(206)	(59)
Fair Value	(206)	$ (59)
Unamortized basis adjustment	$ 48